RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended		9 Months Ended
	Oct. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Related Party Transaction
Consulting fee					$ 100,000
Consulting expense
Related Party Transaction
Consulting expense from related party		$ 12,000	$ 0	$ 36,000	$ 0
Officers and founders
Related Party Transaction
Monthly payment amounts due to related party	$ 25,000